SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 416,637	$ 423,637
Less: accumulated depreciation		(193,821)	(161,394)
Property plant and equipment, net	$ 150,653	222,816	262,243
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		110,838	110,838
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		70,636	70,636
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		214,297	221,297
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 20,866	$ 20,866